DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

On March 27, 2023, the Company closed the sale of Blue Camo, LLC (“Blue Camo”) which comprised the Company’s Arizona business and included two licensed entities operating three Oasis-branded dispensaries in the greater Phoenix area, a cultivation and processing facility in Chandler, a cultivation facility in Phoenix, and the Company’s majority interest in Willcox OC, LLC, a joint venture developing an outdoor cultivation facility. Total consideration consisted of $20,000 in cash before working capital adjustments and the assumption of lease obligations eliminating approximately $16,734 in long-term lease liabilities. In a separate agreement, all debt outstanding and potential earn-out contingent consideration, related to the 2021 acquisition of Blue Camo, was eliminated, reducing the Company’s long-term debt by $22,505, along with accrued interest thereon of approximately $1,165 and potential earn-out contingent consideration to $nil.

The Company accounted for this sale as a disposal under ASC Subtopic 360-10, “Impairment or Disposal of Long-Lived Assets”. The Company has reclassified the operations of Arizona as discontinued operations for all periods presented prior to the sale as the disposal represents a strategic shift that will have a major effect on the Company’s operations and financial results. The Company determined the business to be held for sale as the criteria established under ASC 205-20-45-1E had been satisfied due to the sale occurring during the first quarter of 2023. As of December 31, 2022, the Company determined under ASC 855-10-55, the Arizona business did not meet the criteria as held for sale, as such, no reclassification was made on the balance sheet and statement of operations in the Company’s Annual Report on the Form 40-F for the year ended December 31, 2022. In accordance with ASC 205-20-50-1(a) the Company has retrospectively reflected the reclassification of assets and liabilities of these entities as held for sale on the balance sheet as of December 31, 2022 and the operations as discontinued operations on the statement of operations for the period January 1, 2022 through December 31, 2022 and excluded from the accompanying notes.

4.    DISCONTINUED OPERATIONS (Continued)

As of December 31, 2022, the major classes of assets and liabilities held for sale in Arizona included the following:

As of
December 31, 2022
Current assets held-for-sale
Inventory and other current assets	$20,910
Property, plant, and equipment, net	24,239
Intangible assets, net	194,018
Right-of-use assets, net	17,568
Deferred tax asset, net	3,890
Total assets held-for-sale	$260,625

Current liabilities held-for-sale
Trade payables and other current liabilities	$2,629
Lease liabilities	18,097
Debt payable	22,505
Accrued interest payable	610
Total liabilities held-for-sale	$43,841

The following table details the components comprising net loss from our discontinued operations:

	Year Ended
	December 31, 2023	December 31, 2022
Revenues from discontinued operations, net of discounts	$10,260	$44,183
Cost of goods sold	9,074	28,705
Gross profit	1,186	15,478

Operating expenses from discontinued operations:
Selling, general, and administrative	2,115	40,153
Depreciation and amortization	2,675	11,055
Total operating expenses from discontinued operations	4,790	51,208

Loss from operations	(3,604)	(35,730)

Other expense
Interest Expense	(580)	(2,250)

Income taxes
Current tax provision	(575)	(628)
Deferred tax benefit	870	—
Total income taxes	295	(628)

Loss from discontinued operations
Loss from discontinued operations, net of taxes	(3,889)	(38,608)
Loss on disposal of discontinued operations	(182,464)	—
Loss from discontinued operations	$(186,353)	$(38,608)

The loss on disposal of discontinued operations of $182,464 was derived from the gross proceeds of $49,336, made up of $20,000 of cash consideration and a $5,666 working capital adjustment and the elimination of $23,670 of debt outstanding from the sale of Arizona, less the carrying value of Arizona of approximately $231,800. As of December 31, 2023, the Company finalized the settlement of the working capital adjustment, receiving $1,583 in cash proceeds and $4,083 in consideration other than cash.